Average Annual Total Returns{- Fidelity Advisor® Global Real Estate Fund} - 07.31 Fidelity Advisor Global Real Estate Fund AMCIZ PRO-11 - Fidelity Advisor® Global Real Estate Fund	Fidelity Advisor Global Real Estate Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Global Real Estate Fund-Class A Return Before Taxes Since Inception		Fidelity Advisor Global Real Estate Fund-Class A Return Before Taxes Inception Date	Fidelity Advisor Global Real Estate Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Global Real Estate Fund-Class A After Taxes on Distributions Since Inception		Fidelity Advisor Global Real Estate Fund-Class A After Taxes on Distributions Inception Date	Fidelity Advisor Global Real Estate Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Global Real Estate Fund-Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Global Real Estate Fund-Class A After Taxes on Distributions and Sales Inception Date	Fidelity Advisor Global Real Estate Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Global Real Estate Fund-Class M Return Before Taxes Since Inception		Fidelity Advisor Global Real Estate Fund-Class M Return Before Taxes Inception Date	Fidelity Advisor Global Real Estate Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Global Real Estate Fund-Class C Return Before Taxes Since Inception		Fidelity Advisor Global Real Estate Fund-Class C Return Before Taxes Inception Date	Fidelity Advisor Global Real Estate Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Global Real Estate Fund - Class I Return Before Taxes Since Inception		Fidelity Advisor Global Real Estate Fund - Class I Return Before Taxes Inception Date	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	RT006 Past 1 year	RT006 Since Inception
Total	(10.76%)	2.18%	[1]	Aug. 11, 2016	(11.08%)	1.09%	[1]	Aug. 11, 2016	(6.22%)	1.25%	[1]	Aug. 11, 2016	(8.79%)	2.49%	[1]	Aug. 11, 2016	(6.95%)	2.81%	[1]	Aug. 11, 2016	(5.10%)	3.83%	[1]	Aug. 11, 2016	(4.91%)	5.81%	[1]	Oct. 02, 2018	(8.18%)	2.46%	[1]

[1]	(a)From August 11, 2016 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.